Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Orbitz
Entity Information [Line Items]
Acquisitions, Preliminary Purchase Price and Preliminary Allocation
The following table summarizes the purchase price and the allocation of the purchase price:

Amount
Purchase Price	(in thousands)
Consideration
Cash paid	$10,000

Allocation of Purchase Price
Property and equipment (software)	$3,510
Finite-lived intangible assets - Customer relationships	1,560
Unfavorable contracts	(780)
Goodwill	5,710
Fair value of net assets acquired	$10,000